Taxes (Details) - Schedule of provision for income tax - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of provision for income tax [Abstract]
Current income tax provision	$ 2,968,362	$ 2,251,672	$ 3,565,146
Deferred income tax provision	704,262	353,097
Total	$ 3,672,624	$ 1,898,575	$ 3,565,146